UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Sun Valley Gold LLC

Address:  620 Sun Valley Road
          P.O. Box 2759
          Sun Valley, Idaho 83353

13F File Number: 028-10808

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Peter F. Palmedo
Title:    President of Sun Valley Gold Corporation, the Managing Member
Phone:    208-726-2399

Signature, Place and Date of Signing:


   /s/ Peter F. Palmedo           Sun Valley, Idaho               05/11/2007
   --------------------          -------------------              ----------
       [Signature]                  [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 28

Form 13F Information Table Value Total: $327,317
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      NONE

                            Holdings Report by Fund, Security Description, Position, Security Description
                                                         Sun Valley Gold LLC
                                                           March 31, 2007
        COLUMN 1                  COLUMN 2      COLUMN 3    COLUMN 4         COLUMN 5        COL 6    COL 7          COLUMN 8
                                                              VALUE     SHRS OR   SH/ PUT/   INVSMT   OTHR       VOTING AUTHORITY
     NAME OF ISSUER            TITLE OF CLASS     CUSIP     (x $1000)   PRN AMT   PRN CALL   DSCRTN   MGRS    SOLE       SHARED NONE
AGNICO EAGLE MINES LTD         COM              008474108    12,885       363,780 SH          SOLE    NONE       47,475
APEX SILVER MINES LTD          ORD              G04074103    11,156       864,788 SH          SOLE    NONE      864,788
AURIZON MINES LTD              COM              05155P106     7,987     2,276,500 SH          SOLE    NONE    2,276,500
BARRICK GOLD CORP              COM              067901108    44,011     1,541,556 SH          SOLE    NONE      644,616
COEUR D ALENE MINES CORP IDA   COM              192108108     2,055       500,000 SH          SOLE    NONE      500,000
COMPANIA DE MINAS BUENAVENTU   SPONSORED ADR    204448104       743        24,800 SH          SOLE    NONE       24,800
GOLD FIELDS LTD NEW            SPONSORED ADR    38059T106    11,469       620,638 SH          SOLE    NONE      620,638
GOLD RES INC                   CL A             38068N108     3,979       580,658 SH          SOLE    NONE      580,658
GOLDCORP INC NEW               COM              380956409    21,142       880,200 SH          SOLE    NONE       95,526
GOLDEN STAR RES LTD CDA        COM              38119T104       757       170,900 SH          SOLE    NONE      170,900
HARMONY GOLD MNG LTD           SPONSORED ADR    413216300     6,587       473,891 SH          SOLE    NONE      473,891
HECLA MNG CO                   COM              422704106    13,546     1,495,135 SH          SOLE    NONE    1,495,135
IAMGOLD CORP                   COM              450913108     7,165       928,286 SH          SOLE    NONE      928,286
IMA EXPLORATION INC            COM              449664101     1,288     1,652,000 SH          SOLE    NONE    1,652,000
KIMBER RES INC                 COM              49435N101     4,284     2,536,200 SH          SOLE    NONE    2,536,200
KIN ROSS GOLD CORP             COM NO PAR       496902404     1,449       105,083 SH          SOLE    NONE      105,083
MERIDIAN GOLD INC              COM              589975951     1,277        50,000 PUT         SOLE    NONE          500
METALLICA RES INC              COM              59125J104     4,003       780,438 SH          SOLE    NONE      780,438
MINEFINDERS LTD                COM              602900102     3,220       272,100 SH          SOLE    NONE      272,100
MIRAMAR MINING CORP            COM              60466E100     7,380     1,563,110 SH          SOLE    NONE    1,563,110
NEWMONT MINING CORP            COM              651639106    59,129     1,408,180 PUT         SOLE    NONE      170,680
NORTHGATE MINERALS CORP        COM              666416102       518       146,918 SH          SOLE    NONE      146,918
PAN AMERICAN SILVER CORP       COM              697900108    63,923     2,160,300 PUT         SOLE    NONE       41,403
ROYAL GOLD INC                 COM              780287958     1,701        56,500 PUT         SOLE    NONE          565
SILVER STD RES INC             COM              82823L956    16,158       463,500 PUT         SOLE    NONE        4,635
STILLWATER MNG CO              COM              86074Q102    12,294       968,762 SH          SOLE    NONE      968,762
STREETTRACKS GOLD TR           GOLD SHS         863307104     5,062        77,000 SH          SOLE    NONE       77,000
YAMANA GOLD INC                COM              98462Y950     2,147       149,500 PUT         SOLE    NONE        1,495


SK 00964 0003 771365